Retirement Benefit and Other Post-retirement Obligations - Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65 (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
UK [member]
Disclosure of defined benefit plans [line items]
Male	22 years 6 months	22 years 7 months 6 days	24 years
Female	24 years 8 months 12 days	24 years 9 months 18 days	24 years 3 months 18 days
Male	24 years 1 month 6 days	24 years 2 months 12 days	25 years 7 months 6 days
Female	26 years 4 months 24 days	26 years 6 months	26 years 1 month 6 days
US [member]
Disclosure of defined benefit plans [line items]
Male	20 years 7 months 6 days	20 years 6 months	20 years 4 months 24 days
Female	22 years 7 months 6 days	22 years 6 months	22 years 4 months 24 days
Male	22 years 1 month 6 days	22 years	21 years 10 months 24 days
Female	24 years	23 years 10 months 24 days	23 years 9 months 18 days